11. INTANGIBLE ASSETS (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		$ (277)	$ (231)
Amortization for the year	[1]	(72)	(46)
Reversal of impairment		(14)	0
Decrease		0	0
Reclassification to assets held for sale		58	0
Intangible assets amortization, ending		(305)	(277)
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		(249)
Amortization for the year		(27)
Reversal of impairment		(14)
Decrease		0
Reclassification to assets held for sale		0
Intangible assets amortization, ending		(290)	(249)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		0
Amortization for the year		0
Reversal of impairment		0
Decrease		0
Reclassification to assets held for sale		0
Intangible assets amortization, ending		0	0
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		(28)
Amortization for the year		(44)
Reversal of impairment		0
Decrease		0
Reclassification to assets held for sale		57
Intangible assets amortization, ending		(15)	(28)
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization, beginning		0
Amortization for the year		(1)
Reversal of impairment		0
Decrease		0
Reclassification to assets held for sale		1
Intangible assets amortization, ending		$ 0	$ 0

[1]	Includes $ 39 million and $ 18 million corresponding to discontinued operations, for 2017 and 2016, respectively.